Investments in Joint Ventures 4 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of joint ventures [line items]
Book value	₩ 3,147,584		₩ 2,239,011		₩ 1,919,746
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 33		₩ 114
Effective percentage of ownership	50.85%		50.85%
Share in net assets	₩ 17		₩ 58
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	17	[1]	58	[2]	100
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Net assets	₩ 135,617		₩ 75,652
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 66,452		₩ 37,069
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	66,452		37,069		13,264
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Net assets	₩ 2,966		₩ 2,509
Effective percentage of ownership	55.00%		55.00%
Share in net assets	₩ 1,631		₩ 1,380
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	1,631	[1]	1,380	[2]	1,057
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Net assets	₩ 66,589		₩ 65,226
Effective percentage of ownership	32.59%		33.10%
Share in net assets	₩ 21,701		₩ 21,590
Investment differential	49		0
Intercompany transaction	0		0
Others	0		0
Book value	21,750	[3]	21,590		19,797
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Net assets	₩ 29,110		₩ 37,384
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 14,555		₩ 18,692
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	14,555		18,692		18,200
RES Technology AD
Disclosure of joint ventures [line items]
Net assets	₩ 30,266		₩ 33,405
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 15,133		₩ 16,703
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	15,133		16,703		15,930
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 24,148		₩ 6,317
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 9,659		₩ 2,527
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	9,659	[4]	2,527		2,405
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Net assets	₩ 238,822		₩ 264,600
Effective percentage of ownership	75.20%		75.20%
Share in net assets	₩ 179,594		₩ 198,979
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	179,594	[1],[4]	198,979	[2]	201,663
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 15,059		₩ 16,588
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 6,024		₩ 6,635
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	6,024		6,635		6,530
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 479,954		₩ 511,467
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 191,982		₩ 204,587
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	191,982		204,587		188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 110,995		₩ 110,542
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 44,398		₩ 44,217
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	44,398		44,217		42,530
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Net assets	₩ 665,110		₩ 500,132
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 266,044		₩ 200,053
Investment differential	0		0
Intercompany transaction	(50,632)		(55,571)
Others	(805)		(804)
Book value	214,607		143,678		97,157
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 12,782		₩ 10,177
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 5,113		₩ 4,071
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	5,113		4,071		3,813
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 795,250		₩ 705,503
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 318,100		₩ 282,201
Investment differential	29,357		29,357
Intercompany transaction	0		0
Others	(16,050)		(16,909)
Book value	331,407		294,649		266,221
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 38,368		₩ 35,355
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 17,266		₩ 15,910
Investment differential	0		0
Intercompany transaction	0		0
Others	(176)		(176)
Book value	17,090		15,734		11,171
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 26,877		₩ 23,363
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 6,719		₩ 5,841
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	6,719		5,841		5,378
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 2,406		₩ 2,058
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 698		₩ 597
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	698	[5]	597	[5]	546
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 9,508		₩ 10,634
Effective percentage of ownership	50.00%		29.00%
Share in net assets	₩ 4,754		₩ 3,084
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	4,754	[6]	3,084	[5]	2,896
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Net assets	₩ 367,090		₩ 297,799
Effective percentage of ownership	60.00%		60.00%
Share in net assets	₩ 220,254		₩ 178,679
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	220,254	[1]	178,679	[2]	161,253
KAPES, Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 37,875		₩ 33,691
Effective percentage of ownership	51.00%		51.00%
Share in net assets	₩ 19,316		₩ 17,182
Investment differential	0		0
Intercompany transaction	(22,451)		(20,697)
Others	3,135		3,515
Book value	0	[1]	0	[2]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 16,506		₩ 13,823
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 4,787		₩ 4,009
Investment differential	32		32
Intercompany transaction	0		0
Others	0		0
Book value	4,819		4,041		3,887
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 19,114		₩ 18,671
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 5,543		₩ 5,415
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	5,543		5,415		5,362
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 107,990		₩ 87,427
Effective percentage of ownership	29.90%		29.90%
Share in net assets	₩ 32,289		₩ 26,141
Investment differential	3		3
Intercompany transaction	0		0
Others	(248)		(248)
Book value	32,044		25,896		27,518
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 20,972		₩ 18,149
Effective percentage of ownership	15.00%		15.00%
Share in net assets	₩ 3,146		₩ 2,722
Investment differential	5		6
Intercompany transaction	0		0
Others	0		0
Book value	3,151	[5]	2,728	[5]	3,124
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Net assets	₩ 817,678		₩ (37,879)
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 408,839		₩ (18,940)
Investment differential	0		0
Intercompany transaction	0		0
Others	0		18,940
Book value	408,839		0		0
Kelar S.A
Disclosure of joint ventures [line items]
Net assets	₩ 175,717		₩ 129,173
Effective percentage of ownership	65.00%		65.00%
Share in net assets	₩ 114,216		₩ 83,962
Investment differential	2,921		2,733
Intercompany transaction	0		0
Others	0		0
Book value	117,137	[1]	86,695	[2]	71,449
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Net assets	₩ 265,448		₩ 132,988
Effective percentage of ownership	35.00%		35.00%
Share in net assets	₩ 92,907		₩ 46,546
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	92,907		46,546		33,063
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 1,878		₩ 634
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 545		₩ 184
Investment differential	0		0
Intercompany transaction	0		0
Others	(347)		(184)
Book value	198	[7]	0	[8]	0
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 59,778		₩ 47,732
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 17,336		₩ 13,842
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	17,336		13,842		14,814
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Net assets	₩ 27,846		₩ 10,308
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 13,923		₩ 5,154
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	13,923		5,154		0
Barakah One Company
Disclosure of joint ventures [line items]
Net assets	₩ (835,613)		₩ (243,855)
Effective percentage of ownership	18.00%		18.00%
Share in net assets	₩ (150,410)		₩ (43,894)
Investment differential	0		0
Intercompany transaction	56,437		1,058
Others	93,973		42,836
Book value	0	[9]	0	[9]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Net assets	₩ 1,749		₩ 1,632
Effective percentage of ownership	18.00%		18.00%
Share in net assets	₩ 315		₩ 294
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	315	[9]	294	[9]	270
Momentum
Disclosure of joint ventures [line items]
Net assets	₩ 1,035		₩ 1,104
Effective percentage of ownership	33.33%		33.33%
Share in net assets	₩ 345		₩ 368
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	345		368		565
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 91,550		₩ 81,768
Effective percentage of ownership	54.24%		54.24%
Share in net assets	₩ 49,657		₩ 44,351
Investment differential	84		84
Intercompany transaction	0		0
Others	(20,381)		(20,381)
Book value	29,360	[10]	24,054	[10]	23,045
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 43,958		₩ 37,291
Effective percentage of ownership	46.00%		46.00%
Share in net assets	₩ 20,221		₩ 17,154
Investment differential	492		492
Intercompany transaction	0		0
Others	0		0
Book value	20,713		17,646		17,256
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Net assets	₩ 259		₩ (178)
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 117		₩ (80)
Investment differential	64		60
Intercompany transaction	0		0
Others	0		20
Book value	181		0		1,064
Chester Solar V SpA
Disclosure of joint ventures [line items]
Net assets	₩ 49		₩ (222)
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 22		₩ (100)
Investment differential	134		125
Intercompany transaction	0		0
Others	0		0
Book value	156		25		277
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Net assets	₩ 962		₩ 583
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 433		₩ 262
Investment differential	107		100
Intercompany transaction	0		0
Others	0		0
Book value	540		362		1,490
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ 232,199		₩ 186,812
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 46,440		₩ 37,362
Investment differential	0		0
Intercompany transaction	0		0
Others	(3)		(2)
Book value	46,437		37,360		31,897
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 54,908		₩ 60,697
Effective percentage of ownership	35.00%		35.00%
Share in net assets	₩ 19,218		₩ 21,244
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	19,218		21,244		22,552
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Net assets	₩ 170,740		₩ 146,334
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 85,370		₩ 73,167
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	85,370		73,167		68,809
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Net assets	₩ 110,344		₩ 94,029
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 55,172		₩ 47,015
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	55,172		47,015		49,639
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Net assets	₩ 126,068		₩ 114,338
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 63,034		₩ 57,169
Investment differential	0		0
Intercompany transaction	0		0
Others	(59,684)		(55,286)
Book value	3,350		1,883		4,466
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Net assets	₩ 13,198		₩ 11,996
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 6,599		₩ 5,998
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	6,599		5,998		5,230
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Net assets	₩ 4,666		₩ 4,239
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 2,333		₩ 2,120
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	2,333		2,120		1,847
Laurel SpA
Disclosure of joint ventures [line items]
Net assets	₩ 774		₩ 216
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 348		₩ 97
Investment differential	206		193
Intercompany transaction	0		0
Others	0		0
Book value	554		290		1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Net assets	₩ 29,443		₩ 29,236
Effective percentage of ownership	12.37%		12.37%
Share in net assets	₩ 3,642		₩ 3,616
Investment differential	9		9
Intercompany transaction	0		0
Others	0		0
Book value	3,651	[5]	3,625	[5]	4,129
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Net assets	₩ 19,637		₩ 64,914
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 9,819		₩ 32,457
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	9,819		32,457		34,883
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 14,484		₩ 13,941
Effective percentage of ownership	29.01%		29.01%
Share in net assets	₩ 4,202		₩ 4,045
Investment differential	61		61
Intercompany transaction	0		0
Others	0		0
Book value	4,263	[3]	4,106		3,453
Chester Solar I SpA
Disclosure of joint ventures [line items]
Net assets	₩ 2,313		₩ 1,922
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 1,041		₩ 865
Investment differential	273		255
Intercompany transaction	0		0
Others	0		0
Book value	1,314		1,120		1,621
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Net assets	₩ 76,571		₩ 70,565
Effective percentage of ownership	38.00%		38.00%
Share in net assets	₩ 29,097		₩ 26,815
Investment differential	0		0
Intercompany transaction	0		0
Others	27,805		31,416
Book value	56,902		58,231		49,017
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 29,073		₩ 29,552
Effective percentage of ownership	81.01%		81.01%
Share in net assets	₩ 23,551		₩ 23,939
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	23,551	[11]	23,939	[11]	24,292
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 5,823		₩ 6,987
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 1,689		₩ 2,026
Investment differential	1,781		1,782
Intercompany transaction	0		0
Others	0		0
Book value	3,470	[5]	3,808	[5]	4,124
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 7,709		₩ 6,753
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 2,236		₩ 1,958
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	2,236	[5]	1,958		2,195
DE Energia SpA
Disclosure of joint ventures [line items]
Net assets	₩ (14,131)		₩ (10,386)
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ (6,924)		₩ (5,089)
Investment differential	0		0
Intercompany transaction	0		0
Others	16,460		14,010
Book value	9,536		8,921		8,187
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 77,993		₩ 75,787
Effective percentage of ownership	34.00%		34.00%
Share in net assets	₩ 26,518		₩ 25,768
Investment differential	341		341
Intercompany transaction	0		0
Others	0		0
Book value	26,859		26,109		25,523
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 6,871		₩ 6,288
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 3,367		₩ 3,081
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	3,367		3,081		3,065
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 21,642		₩ 22,295
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 10,821		₩ 11,148
Investment differential	43		43
Intercompany transaction	0		0
Others	0		0
Book value	10,864		11,191		10,485
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets	₩ 22,722		₩ 15,136
Effective percentage of ownership	14.95%		14.95%
Share in net assets	₩ 3,396		₩ 2,262
Investment differential	3,580		3,580
Intercompany transaction	0		0
Others	0		0
Book value	6,976	[12]	5,842	[13]	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets	₩ 18,253		₩ 15,822
Effective percentage of ownership	14.95%		14.95%
Share in net assets	₩ 2,728		₩ 2,365
Investment differential	2,171		2,171
Intercompany transaction	0		0
Others	0		0
Book value	4,899	[12]	4,536	[13]	3,660
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets	₩ 11,053		₩ 10,738
Effective percentage of ownership	14.95%		14.95%
Share in net assets	₩ 1,652		₩ 1,605
Investment differential	5		5
Intercompany transaction	0		0
Others	0		0
Book value	1,657	[12]	1,610	[13]	240
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Net assets	₩ 85,856		₩ 88,133
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 17,171		₩ 17,627
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	17,171		17,627		9,277
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 38,230		₩ 21,928
Effective percentage of ownership	38.90%		38.90%
Share in net assets	₩ 14,872		₩ 8,530
Investment differential	1,361		1,361
Intercompany transaction	0		0
Others	0		0
Book value	16,233		9,891		9,915
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 47,923		₩ 31,919
Effective percentage of ownership	19.00%		19.00%
Share in net assets	₩ 9,105		₩ 6,065
Investment differential	774		773
Intercompany transaction	0		0
Others	0		0
Book value	9,879	[5]	6,838	[5]	6,042
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 16,869		₩ 14,882
Effective percentage of ownership	19.00%		19.00%
Share in net assets	₩ 3,205		₩ 2,828
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	3,205	[5]	2,828	[5]	2,607
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets	₩ 84,683		₩ 65,823
Effective percentage of ownership	25.00%		25.00%
Share in net assets	₩ 21,171		₩ 16,456
Investment differential	5,643		5,643
Intercompany transaction	0		0
Others	0		0
Book value	26,814		22,099		11,204
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets			₩ 10,190
Effective percentage of ownership			49.00%
Share in net assets			₩ 4,993
Investment differential			0
Intercompany transaction			0
Others			0
Book value	0		4,993		5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Net assets	₩ 71,777		₩ 70,872
Effective percentage of ownership	29.53%		29.53%
Share in net assets	₩ 21,196		₩ 20,929
Investment differential	527		527
Intercompany transaction	0		0
Others	0		0
Book value	21,723	[11]	21,456		22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Net assets	₩ 17,319		₩ 18,098
Effective percentage of ownership	90.00%		90.00%
Share in net assets	₩ 15,587		₩ 16,288
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	15,587	[1]	16,288	[2]	16,129
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Net assets	₩ 447,688		₩ 266,545
Effective percentage of ownership	30.61%		30.61%
Share in net assets	₩ 137,047		₩ 81,595
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	137,047		81,595		63,029
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 17,595		₩ 18,485
Effective percentage of ownership	50.10%		50.10%
Share in net assets	₩ 8,815		₩ 9,261
Investment differential	3,137		3,137
Intercompany transaction	(1,194)		(1,200)
Others	0		0
Book value	10,758	[11]	11,198	[11]	4,940
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ (51,219)		₩ (26,530)
Effective percentage of ownership	29.20%		29.20%
Share in net assets	₩ (14,956)		₩ (7,747)
Investment differential	0		0
Intercompany transaction	0		0
Others	14,956		7,747
Book value	0		0		0
Dayone Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ (59,627)		₩ (51,842)
Effective percentage of ownership	46.30%		46.30%
Share in net assets	₩ (27,607)		₩ (24,003)
Investment differential	0		0
Intercompany transaction	(868)		(882)
Others	28,475		24,885
Book value	0	[14]	0	[15]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Net assets	₩ 366,764		₩ 135,470
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 146,706		₩ 54,188
Investment differential	25,512		25,512
Intercompany transaction	0		0
Others	0		0
Book value	172,218		79,700		56,654
KAS Investment I LLC
Disclosure of joint ventures [line items]
Net assets	₩ 61,046		₩ 51,098
Effective percentage of ownership	29.89%		29.89%
Share in net assets	₩ 18,247		₩ 15,273
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	18,247	[3]	15,273		23,437
KAS Investment II LLC
Disclosure of joint ventures [line items]
Net assets	₩ 60,800		₩ 50,895
Effective percentage of ownership	29.89%		29.89%
Share in net assets	₩ 18,173		₩ 15,213
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	18,173	[3]	15,213		23,343
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 4,692		₩ 2,435
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 1,361		₩ 706
Investment differential	829		829
Intercompany transaction	0		0
Others	0		0
Book value	2,190		1,535
CAES, LLC
Disclosure of joint ventures [line items]
Net assets	₩ 49,670		₩ 43,089
Effective percentage of ownership	36.00%		36.00%
Share in net assets	₩ 17,881		₩ 15,512
Investment differential	2,924		2,923
Intercompany transaction	0		0
Others	0		0
Book value	20,805		18,435		17,626
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets	₩ 17,207		₩ 14,146
Effective percentage of ownership	49.00%		49.00%
Share in net assets	₩ 8,432		₩ 6,932
Investment differential	39		39
Intercompany transaction	0		0
Others	0		0
Book value	8,471	[5]	6,971	[5]	1,890
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 3,133		₩ 1,148
Effective percentage of ownership	28.02%		28.02%
Share in net assets	₩ 878		₩ 322
Investment differential	290		290
Intercompany transaction	0		0
Others	0		0
Book value	1,168		612		510
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ (4,545)		₩ (5,033)
Effective percentage of ownership	27.10%		27.10%
Share in net assets	₩ (1,232)		₩ (1,364)
Investment differential	352		352
Intercompany transaction	0		0
Others	1,232		1,364
Book value	352		352		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets	₩ 0		₩ 0
Effective percentage of ownership	60.00%		60.00%
Share in net assets	₩ 0		₩ 0
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	0		0		0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Net assets	₩ 1,358		₩ 935
Effective percentage of ownership	60.00%		60.00%
Share in net assets	₩ 815		₩ 561
Investment differential	98		98
Intercompany transaction	0		0
Others	0		0
Book value	913	[11]	659	[11]	0
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 24,393		₩ 24,922
Effective percentage of ownership	42.00%		42.00%
Share in net assets	₩ 10,245		₩ 10,467
Investment differential	166		166
Intercompany transaction	0		0
Others	0		0
Book value	10,411		10,633		0
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Net assets	₩ 12,184		₩ 11,091
Effective percentage of ownership	75.00%		75.00%
Share in net assets	₩ 9,138		₩ 8,318
Investment differential	1,427		1,425
Intercompany transaction	0		0
Others	0		0
Book value	10,565		9,743		0
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 4,575		₩ 4,718
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 1,327		₩ 1,368
Investment differential	1,828		1,828
Intercompany transaction	0		0
Others	0		0
Book value	3,155		3,196		0
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 1,182		₩ 1,198
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 343		₩ 347
Investment differential	48		48
Intercompany transaction	0		0
Others	0		0
Book value	391		395		0
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 35,500		₩ 18,172
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 10,295		₩ 5,270
Investment differential	195		195
Intercompany transaction	0		0
Others	0		0
Book value	10,490		5,465		0
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Net assets	₩ 9,279		₩ 8,442
Effective percentage of ownership	20.00%		20.00%
Share in net assets	₩ 1,856		₩ 1,688
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	1,856		1,688		0
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 10,128		₩ 18,956
Effective percentage of ownership	29.00%		29.00%
Share in net assets	₩ 2,937		₩ 5,497
Investment differential	556		556
Intercompany transaction	0		0
Others	0		0
Book value	3,493		6,053		0
KEPCO KPS Carabao Corp.
Disclosure of joint ventures [line items]
Net assets	₩ 443		₩ 966
Effective percentage of ownership	40.00%		40.00%
Share in net assets	₩ 177		₩ 386
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	177	[7]	386		0
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Net assets	₩ 77,828		₩ 34,237
Effective percentage of ownership	45.00%		45.00%
Share in net assets	₩ 35,023		₩ 15,407
Investment differential	1,222		34
Intercompany transaction	0		0
Others	0		0
Book value	36,245		15,441		0
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 23,289		₩ 23,020
Effective percentage of ownership	46.15%		46.15%
Share in net assets	₩ 10,748		₩ 10,624
Investment differential	1,084		1,084
Intercompany transaction	0		0
Others	0		0
Book value	11,832		11,708		0
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets	₩ 36,586		₩ 25,658
Effective percentage of ownership	75.29%		75.29%
Share in net assets	₩ 27,544		₩ 19,317
Investment differential	0		0
Intercompany transaction	0		0
Others	0		0
Book value	27,544	[11]	19,317	[11]	0
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Net assets	₩ 9,908		₩ 19,952
Effective percentage of ownership	50.00%		50.00%
Share in net assets	₩ 4,954		₩ 9,976
Investment differential	0		0
Intercompany transaction	0		0
Others	(4,954)		0
Book value	0		9,976		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Net assets	₩ (66,788)		₩ 5
Effective percentage of ownership	35.00%		35.00%
Share in net assets	₩ (23,376)		₩ 2
Investment differential	(2)		(2)
Intercompany transaction	0		0
Others	23,378		0
Book value	0		0		₩ 0
Pyeongchang Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 24,938
Effective percentage of ownership	58.00%
Share in net assets	₩ 14,464
Investment differential	0
Intercompany transaction	0
Others	0
Book value	14,464	[16]	0
Eumseong Eco Park [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 17,173
Effective percentage of ownership	29.00%
Share in net assets	₩ 4,980
Investment differential	577
Intercompany transaction	0
Others	0
Book value	5,557		0
Songsan Green Energy [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 5,500
Effective percentage of ownership	25.00%
Share in net assets	₩ 1,375
Investment differential	12
Intercompany transaction	0
Others	0
Book value	1,387	[3]	0
Changwon Nuri Energy [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 1,490
Effective percentage of ownership	33.33%
Share in net assets	₩ 497
Investment differential	0
Intercompany transaction	0
Others	0
Book value	497	[3]	0
Hasami Wind Farm Corporation [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 3,100
Effective percentage of ownership	29.00%
Share in net assets	₩ 899
Investment differential	690
Intercompany transaction	0
Others	0
Book value	1,589		0
PungBack Wind Farm Corporation [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 15,290
Effective percentage of ownership	37.00%
Share in net assets	₩ 5,657
Investment differential	1,086
Intercompany transaction	0
Others	0
Book value	6,743	[17]	0
Trumbull Asset Management, LLC [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 316
Effective percentage of ownership	78.00%
Share in net assets	₩ 246
Investment differential	0
Intercompany transaction	0
Others	0
Book value	246	[18]	0
SPower Chile SpA [Member]
Disclosure of joint ventures [line items]
Net assets	₩ (20)
Effective percentage of ownership	50.00%
Share in net assets	₩ (10)
Investment differential	0
Intercompany transaction	0
Others	137
Book value	127		0
Seungmun Green Energy [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 27,440
Effective percentage of ownership	33.00%
Share in net assets	₩ 9,054
Investment differential	0
Intercompany transaction	0
Others	0
Book value	9,054		0
Seobusambo highway photovoltaics Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Net assets	₩ 3,833
Effective percentage of ownership	80.00%
Share in net assets	₩ 3,066
Investment differential	0
Intercompany transaction	0
Others	0
Book value	₩ 3,066	[19]	₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Group can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.
[3]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.
[7]	The joint arrangement which the Group has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[8]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[9]	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[10]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[11]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Group can exercise significant influence.
[13]	The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.
[14]	According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Group has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Group was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Group has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[16]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[17]	The effective percentage of ownership is 37%, considering potential common stock.
[18]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[19]	Due to the changes in the agreement, the Group lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant actitvities must be agreed by all members of the board of directors.